EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2012-A
Monthly Servicer's Statement
for the month ended March 31, 2015
Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	20.50%
From	01-Mar-15	16-Mar-15	15-Apr-15	Floating Allocation Percentage at Month-End	82.86%
To	31-Mar-15	15-Apr-15
Days	30

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2012-A balances were:		Payment Date	Period	Period
		5/15/2015	2/1/2015	No
Notes	$1,000,000,000.00

Principal Amount of Debt	333,333,333.33
Required Overcollateralization	$85,966,666.67
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	419,300,000.00

Required Participation Amount	$419,300,000.00		Accumulation Account
Excess Receivables	$645,376,349.26		Beginning	333,333,333.33

Total Collateral	$1,064,676,349.26		Additions	333,333,333.34
			Ending Balance	666,666,666.67
Collateral as Percent of Notes	319.40%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	30
	Total Pool		LIBOR	0.174500%
Beginning Gross Principal Pool Balance	$5,462,979,534.80		Applicable Margin	0.470000%
Total Principal Collections	$(2,524,652,946.26)			0.644500%
Investment in New Receivables	$2,835,935,915.07
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$(28,645,030.45)		Interest	537,083.33	0.54
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period	$0.00				0.54
Less Net CMA Offset	$(547,889,442.83)
Less Servicing Adjustment	$(4,412,862.42)		Total Due Investors	537,083.33	0.644500%
Ending Balance	$5,193,315,167.91		Servicing Fee	$867,905.91
			Excess Cash Flow	380,781.65
SAP for Next Period	20.50%

Average Receivable Balance	$5,064,992,493.52
Monthly Payment Rate	49.85%		Reserve Account

Interest Collections			Required Balance	$7,500,000.00
During the past collection period, the following activity occurred:			Current Balance	$7,500,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$10,512,484.37
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$10,512,484.37